SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Detailed Information About RSU
Due to the dilution and reverse stock splits, the plans granted before the financial restructuring became immaterial. Accordingly, the tables containing the related assumptions, except for those related to the MIP, are not disclosed in these interim financial statements.

32.1MIP

Grant	Fair value (in reais)	Remaining term (in years)	Purchasing period up to (in years)	Total granted	Total not exercised	Expense June 30, 2026

Mar 26, 2026	16.45	—	—	3,685,579	—	60,614
Jun 15, 2026	16.45	2.8	3.0	16,978,697	16,978,697	18,913
Jun 15, 2026	11.25	2.8	3.0	5,581,090	5,581,090	1,137

				26,245,366	22,559,787	80,664